IVA RECEIVABLES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Value Added Tax Receivable [Line Items]
IVA receivable	$ 36.4	$ 66.8
Current portion of value added tax	5.1	63.8
Non-current portion of value added tax	31.3	$ 3.0
Interest income	4.8
Pitarrilla [Member]
Disclosure Of Value Added Tax Receivable [Line Items]
Non-current portion of value added tax	1.9
Terronera [Member]
Disclosure Of Value Added Tax Receivable [Line Items]
Current portion of value added tax	29.3
Non-current portion of value added tax	$ 29.4